Capital Commitments (Detail) - Dec. 31, 2015 - Capital Commitments - Computer and Network Equipment and Construction in Progress ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2016	$ 52,923	¥ 342,825
2017	12,076	78,229
2018	946	6,129
Purchase Obligation, Total	$ 65,945	¥ 427,183